Other current liabilities	6 Months Ended
Jun. 30, 2026
Other Current Liabilities [Abstract]
Other current liabilities

12. Other current liabilities

Other current liabilities consist of the following:

	As of
	June 30, 2026	December 31, 2025
	(Euros in thousands)
Accrual for vacation and overtime	2,810	1,707
Payroll tax	834	2,318
Income tax liability	31	32
Other liabilities	1,989	1,550
Total	5,664	5,607

Other current liabilities are non-interest-bearing and are due within one year. The carrying amounts of other current liabilities represent fair values due to their short-term nature.